Securities and Exchange Commission
			     FORM 13F-HR

	  Report for Calendar Year or Quarter Ended:  (Quarter) 06/30/2008

Check here if Amendment []:    AMENDMENT NO.____

This Amendment	(check only one):    [ ] is a restatement
				     [ ] adds a new holding

Institutional Investment Manager Filing this Report:

Name:	     Cowen and Company, LLC
Address:     1221 Avenue of the Americas
	     New York, NY 10020

Form 13F File Number:  028-04125

      The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

				    /s/Mark A. Egert
				   ___________________________
				     [Mark A. Egert]
				     Cowen and Company, LLC
				     1221 Avenue of the Americas
				     New York, NY 10020
Dated: Jul 10, 2008


Report Type  (Check Only One)

[X]  13F HOLDING REPORT.     (Check here if all holdings of this reporting
			      manager are reported in this report.)

[ ]  13F NOTICE.	     (Check here if no holdings reported are in this
			      report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for
			      this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		   FORM 13F INFORMATION TABLE

Name			      Title of		    Value   Shrs or  Put/InvestmentOther  Voting   Authority
Issuer			      Class   CUSIP	        (x$1000) prn amt CallDiscretionManager Sole	   Shared   None
ABBOTT LABORATORIES	      COM     002824100 	 397	 7500	 SOLE		       7500	   0	    0
AMGEN INC		      COM     031162100 	 236	 5000	 SOLE		       5000	   0	    0
AT&T INC	    COM       COM     00206R102 	 269	 7985	 SOLE		       7985	   0	    0
BARR PHARMACEUTICALSINC       COM     068306109 	 406	 9000	 SOLE		       9000	   0	    0
BORLAND SOFTWARE    CORP      COM     099849101 	  50	36477	 SOLE		      36477	   0	    0
DEALERTRACK HLDGS   INC       COM     242309102 	 200	14197	 SOLE		      14197	   0	    0
DOW CHEMICAL CO 	      COM     260543103 	 349	10000	 SOLE		      10000	   0	    0
GENERAL DYNAMICS CRP	      COM     369550108 	 421	 5000	 SOLE		       5000	   0	    0
GOOGLE INC	    CL A      COM     38259P508 	1842	 3500	 SOLE		       3500	   0	    0
HALOZYME	    THER      COM     40637H109 	 314	58400	 SOLE		      58400	   0	    0
HOKU SCIENTIFIC INC	      COM     434712105 	 151	30000	 SOLE		      30000	   0	    0
LAWSON SOFTWARE INC COM       COM     52078P102 	  73	10100	 SOLE		      10100	   0	    0
LILLY ELI & CO		      COM     532457108 	 346	 7500	 SOLE		       7500	   0	    0
MAGMA DESIGN	    AUTO      COM     559181102 	  67	11000	 SOLE		      11000	   0	    0
NOVELLUS SYS INC	      COM     670008101 	 273	12900	 SOLE		      12900	   0	    0
OMNITURE INC COM	      COM     68212S109 	 929	50000	 SOLE		      50000	   0	    0
PROSHARES TR ULTRA  SHOR      COM     74347R875 	 242	 8300	 SOLE		       8300	   0	    0
PUT (LEAP 2009) (OAJSIRIUS SATOPT     82966V9MZ 	 152	 1602	 SOLE		       1602	   0	    0
PUT (SFB) S & P 500 DEPOSITORYOPT     78462G9SS 	   9	   90	 SOLE			 90	   0	    0
PUT S & P 500 DEPOSITORYJUL 15OPT     78462F9SY 	  22	   75	 SOLE			 75	   0	    0
QUALCOMM INC		      COM     747525103 	1058	23839	 SOLE		      23839	   0	    0
ROCKWELL COLLINS INC	      COM     774341101 	 240	 5000	 SOLE		       5000	   0	    0
S & P 500 DEPOSITORYRECE      COM     78462F103 	3327	26000	 SOLE		      26000	   0	    0
SAKS INC		      COM     79377W108 	 495	45100	 SOLE		      45100	   0	    0
SAVVIS INC COM NEW	      COM     805423308 	 161	12500	 SOLE		      12500	   0	    0
SEMICONDUCTOR HOLDRSTR D      COM     816636203 	 445	15000	 SOLE		      15000	   0	    0
SHORT RUSSELL2000 PROSHARES           74347R826 	  59	  750	 SOLE			750	   0	    0
SHORT S&P500 PROSHARES	      	      74347R503 	 240	 3500	 SOLE		       3500	   0	    0
ST JUDE MEDICAL INC	      COM     790849103 	 204	 5000	 SOLE		       5000	   0	    0
TARGET CORP		      COM     87612E106 	1162	25000	 SOLE		      25000	   0	    0
ULTRASHORT TECHNOLOGY PROSHA          74347R578 	  16	  250	 SOLE			250	   0	    0
UNILEVER PLC NEW    SPON      COM     904767704 	3459   121740	 SOLE		     121740	   0	    0
VARIAN		    SEMI      COM     922207105 	 272	 7800	 SOLE		       7800	   0	    0
WHOLE FOODS MKT INC	      COM     966837106 	 450	19000	 SOLE		      19000	   0	    0
ZIMMER HLDGS INC	      COM     98956P102 	 340	 5000	 SOLE		       5000	   0	    0